Shareholder Report, Average Annual Return (Details)	8 Months Ended	12 Months Ended	60 Months Ended	68 Months Ended	120 Months Ended
	May 31, 2026	May 31, 2026	May 31, 2026	May 31, 2026	May 31, 2026
C000014639 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Retirement Class Shares at NAV
Average Annual Return, Percent		12.32%	4.25%		6.15%
C000047972 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R6 Shares at NAV
Average Annual Return, Percent		12.55%	4.51%		6.41%
C000079559 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Premier Class Shares at NAV
Average Annual Return, Percent		12.29%	4.33%		6.25%
C000162552 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I Shares at NAV
Average Annual Return, Percent		12.46%	4.44%		6.38%
C000162553 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I Shares at NAV
Average Annual Return, Percent		12.95%	4.53%		6.70%
C000079560 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Premier Class Shares at NAV
Average Annual Return, Percent		12.87%	4.46%		6.60%
C000047973 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R6 Shares at NAV
Average Annual Return, Percent		12.99%	4.62%		6.76%
C000014640 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Retirement Class Shares at NAV
Average Annual Return, Percent		12.75%	4.36%		6.50%
C000014641 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Retirement Class Shares at NAV
Average Annual Return, Percent		13.77%	4.70%		7.01%
C000047974 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R6 Shares at NAV
Average Annual Return, Percent		14.00%	4.96%		7.27%
C000079561 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Premier Class Shares at NAV
Average Annual Return, Percent		13.96%	4.81%		7.12%
C000162554 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I Shares at NAV
Average Annual Return, Percent		13.98%	4.89%		7.21%
C000162555 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I Shares at NAV
Average Annual Return, Percent		15.17%	5.34%		7.91%
C000079562 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Premier Class Shares at NAV
Average Annual Return, Percent		14.94%	5.23%		7.80%
C000047975 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R6 Shares at NAV
Average Annual Return, Percent		15.15%	5.38%		7.96%
C000014642 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Retirement Class Shares at NAV
Average Annual Return, Percent		14.90%	5.12%		7.70%
C000014643 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Retirement Class Shares at NAV
Average Annual Return, Percent		16.58%	5.81%		8.51%
C000047976 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R6 Shares at NAV
Average Annual Return, Percent		16.82%	6.08%		8.78%
C000079563 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Premier Class Shares at NAV
Average Annual Return, Percent		16.64%	5.90%		8.61%
C000162556 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I Shares at NAV
Average Annual Return, Percent		16.87%	6.03%		8.73%
C000162557 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I Shares at NAV
Average Annual Return, Percent		18.72%	6.79%		9.57%
C000079564 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Premier Class Shares at NAV
Average Annual Return, Percent		18.45%	6.69%		9.48%
C000047977 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R6 Shares at NAV
Average Annual Return, Percent		18.67%	6.86%		9.64%
C000014644 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Retirement Class Shares at NAV
Average Annual Return, Percent		18.46%	6.60%		9.37%
C000014647 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Retirement Class Shares at NAV
Average Annual Return, Percent		21.00%	7.63%		10.35%
C000047978 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R6 Shares at NAV
Average Annual Return, Percent		21.29%	7.91%		10.63%
C000079566 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Premier Class Shares at NAV
Average Annual Return, Percent		21.19%	7.74%		10.45%
C000162559 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I Shares at NAV
Average Annual Return, Percent		21.27%	7.84%		10.57%
C000033271 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A Shares at maximum sales charge (Offering Price)
Average Annual Return, Percent		10.99%	4.65%		7.62%
C000033273 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R6 Shares at NAV
Average Annual Return, Percent		18.07%	6.17%		8.53%
C000033272 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Retirement Class Shares at NAV
Average Annual Return, Percent		17.80%	5.90%		8.25%
C000054992 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Retirement Class Shares at NAV
Average Annual Return, Percent		22.89%	8.29%		11.02%
C000054991 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R6 Shares at NAV
Average Annual Return, Percent		23.23%	8.56%		11.29%
C000079575 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Premier Class Shares at NAV
Average Annual Return, Percent		23.11%	8.41%		11.12%
C000162574 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I Shares at NAV
Average Annual Return, Percent		23.27%	8.51%		11.26%
C000162575 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I Shares at NAV
Average Annual Return, Percent		24.34%	8.86%		11.52%
C000079576 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Premier Class Shares at NAV
Average Annual Return, Percent		24.15%	8.74%		11.38%
C000054993 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R6 Shares at NAV
Average Annual Return, Percent		24.29%	8.90%		11.55%
C000054994 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Retirement Class Shares at NAV
Average Annual Return, Percent		24.05%	8.64%		11.28%
C000054997 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Retirement Class Shares at NAV
Average Annual Return, Percent		12.76%	4.33%		6.10%
C000054996 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R6 Shares at NAV
Average Annual Return, Percent		13.10%	4.60%		6.37%
C000079577 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Premier Class Shares at NAV
Average Annual Return, Percent		12.93%	4.44%		6.20%
C000162576 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I Shares at NAV
Average Annual Return, Percent		13.02%	4.52%		6.29%
C000054995 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A Shares at maximum sales charge (Offering Price)
Average Annual Return, Percent		6.37%	3.12%		5.47%
C000162577 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I Shares at NAV
Average Annual Return, Percent		13.36%	4.68%		6.43%
C000079518 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Premier Class Shares at NAV
Average Annual Return, Percent		13.16%	4.58%		6.32%
C000079517 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R6 Shares at NAV
Average Annual Return, Percent		13.34%	4.74%		6.49%
C000079519 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Retirement Class Shares at NAV
Average Annual Return, Percent		13.10%	4.48%		6.22%
C000079522 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Retirement Class Shares at NAV
Average Annual Return, Percent		14.54%	4.92%		6.38%
C000079520 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R6 Shares at NAV
Average Annual Return, Percent		14.79%	5.18%		6.65%
C000079521 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Premier Class Shares at NAV
Average Annual Return, Percent		14.63%	5.02%		6.49%
C000162578 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I Shares at NAV
Average Annual Return, Percent		14.78%	5.09%		6.57%
C000162580 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I Shares at NAV
Average Annual Return, Percent		14.64%	5.16%		6.99%
C000079528 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Premier Class Shares at NAV
Average Annual Return, Percent		14.54%	5.06%		6.89%
C000079527 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R6 Shares at NAV
Average Annual Return, Percent		14.69%	5.23%		7.05%
C000079529 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Retirement Class Shares at NAV
Average Annual Return, Percent		14.41%	4.96%		6.78%
C000079532 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Retirement Class Shares at NAV
Average Annual Return, Percent		15.68%	5.43%		7.37%
C000079530 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R6 Shares at NAV
Average Annual Return, Percent		15.95%	5.69%		7.65%
C000079531 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Premier Class Shares at NAV
Average Annual Return, Percent		15.83%	5.54%		7.49%
C000162581 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I Shares at NAV
Average Annual Return, Percent		15.94%	5.61%		7.56%
C000162582 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I Shares at NAV
Average Annual Return, Percent		17.24%	6.15%		8.32%
C000079534 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Premier Class Shares at NAV
Average Annual Return, Percent		17.04%	6.07%		8.24%
C000079533 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R6 Shares at NAV
Average Annual Return, Percent		17.22%	6.23%		8.40%
C000079535 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Retirement Class Shares at NAV
Average Annual Return, Percent		16.96%	5.97%		8.12%
C000079538 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Retirement Class Shares at NAV
Average Annual Return, Percent		18.95%	6.76%		9.01%
C000079536 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R6 Shares at NAV
Average Annual Return, Percent		19.24%	7.03%		9.28%
C000079537 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Premier Class Shares at NAV
Average Annual Return, Percent		19.07%	6.87%		9.12%
C000162583 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I Shares at NAV
Average Annual Return, Percent		19.21%	6.96%		9.20%
C000162584 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I Shares at NAV
Average Annual Return, Percent		21.35%	7.88%		10.16%
C000079540 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Premier Class Shares at NAV
Average Annual Return, Percent		21.14%	7.78%		10.06%
C000079539 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R6 Shares at NAV
Average Annual Return, Percent		21.36%	7.96%		10.23%
C000079541 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Retirement Class Shares at NAV
Average Annual Return, Percent		21.04%	7.68%		9.95%
C000079544 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Retirement Class Shares at NAV
Average Annual Return, Percent		24.09%	8.92%		11.05%
C000079542 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R6 Shares at NAV
Average Annual Return, Percent		24.41%	9.19%		11.33%
C000079543 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Premier Class Shares at NAV
Average Annual Return, Percent		24.23%	9.02%		11.16%
C000162585 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I Shares at NAV
Average Annual Return, Percent		24.35%	9.12%		11.25%
C000162586 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I Shares at NAV
Average Annual Return, Percent		26.57%	9.92%		11.99%
C000079546 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Premier Class Shares at NAV
Average Annual Return, Percent		26.42%	9.84%		11.91%
C000079545 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R6 Shares at NAV
Average Annual Return, Percent		26.63%	10.00%		12.07%
C000079547 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Retirement Class Shares at NAV
Average Annual Return, Percent		26.30%	9.72%		11.80%
C000079550 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Retirement Class Shares at NAV
Average Annual Return, Percent		27.46%	10.10%		12.08%
C000079548 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R6 Shares at NAV
Average Annual Return, Percent		27.78%	10.38%		12.36%
C000079549 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Premier Class Shares at NAV
Average Annual Return, Percent		27.57%	10.21%		12.19%
C000162587 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I Shares at NAV
Average Annual Return, Percent		27.72%	10.29%		12.28%
C000162590 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I Shares at NAV
Average Annual Return, Percent		28.12%	10.44%		12.43%
C000099415 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Premier Class Shares at NAV
Average Annual Return, Percent		27.91%	10.36%		12.33%
C000099414 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R6 Shares at NAV
Average Annual Return, Percent		28.13%	10.51%		12.50%
C000099413 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Retirement Class Shares at NAV
Average Annual Return, Percent		27.83%	10.24%		12.22%
C000099416 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Retirement Class Shares at NAV
Average Annual Return, Percent		24.32%	8.75%		11.39%
C000099417 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R6 Shares at NAV
Average Annual Return, Percent		24.67%	9.02%		11.67%
C000099418 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Premier Class Shares at NAV
Average Annual Return, Percent		24.41%	8.86%		11.50%
C000162591 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I Shares at NAV
Average Annual Return, Percent		24.62%	8.98%		11.63%
C000107519 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A Shares at maximum sales charge (Offering Price)
Average Annual Return, Percent		18.82%	7.88%		11.27%
C000162593 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I Shares at NAV
Average Annual Return, Percent		26.50%	9.41%		12.20%
C000107518 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Premier Class Shares at NAV
Average Annual Return, Percent		26.30%	9.33%		12.10%
C000107517 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R6 Shares at NAV
Average Annual Return, Percent		26.47%	9.49%		12.27%
C000107520 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Retirement Class Shares at NAV
Average Annual Return, Percent		26.17%	9.22%		12.00%
C000107524 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Retirement Class Shares at NAV
Average Annual Return, Percent		13.23%	4.50%		6.22%
C000107521 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R6 Shares at NAV
Average Annual Return, Percent		13.50%	4.74%		6.48%
C000107522 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Premier Class Shares at NAV
Average Annual Return, Percent		13.26%	4.58%		6.31%
C000162594 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I Shares at NAV
Average Annual Return, Percent		13.50%	4.67%		6.40%
C000107523 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A Shares at maximum sales charge (Offering Price)
Average Annual Return, Percent		6.68%	3.23%		5.56%
C000107526 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A Shares at maximum sales charge (Offering Price)
Average Annual Return, Percent		14.85%	6.24%		9.40%
C000162595 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I Shares at NAV
Average Annual Return, Percent		22.09%	7.72%		10.28%
C000107525 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Premier Class Shares at NAV
Average Annual Return, Percent		22.03%	7.67%		10.21%
C000107528 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R6 Shares at NAV
Average Annual Return, Percent		22.18%	7.80%		10.36%
C000107527 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Retirement Class Shares at NAV
Average Annual Return, Percent		21.89%	7.54%		10.08%
C000107532 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Retirement Class Shares at NAV
Average Annual Return, Percent		8.86%	3.12%		4.23%
C000107529 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R6 Shares at NAV
Average Annual Return, Percent		9.13%	3.36%		4.49%
C000107530 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Premier Class Shares at NAV
Average Annual Return, Percent		8.93%	3.23%		4.33%
C000162596 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I Shares at NAV
Average Annual Return, Percent		9.01%	3.29%		4.44%
C000107531 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A Shares at maximum sales charge (Offering Price)
Average Annual Return, Percent		2.53%	1.87%		3.58%
C000107535 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A Shares at maximum sales charge (Offering Price)
Average Annual Return, Percent		10.86%	4.53%		7.50%
C000162597 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I Shares at NAV
Average Annual Return, Percent		17.92%	5.99%		8.36%
C000107534 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Premier Class Shares at NAV
Average Annual Return, Percent		17.82%	5.93%		8.28%
C000107533 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R6 Shares at NAV
Average Annual Return, Percent		18.00%	6.08%		8.44%
C000107536 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Retirement Class Shares at NAV
Average Annual Return, Percent		17.67%	5.81%		8.17%
C000145614 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Retirement Class Shares at NAV
Average Annual Return, Percent		24.61%	8.86%		11.50%
C000145612 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R6 Shares at NAV
Average Annual Return, Percent		24.84%	9.13%		11.78%
C000145613 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Premier Class Shares at NAV
Average Annual Return, Percent		24.75%	8.96%		11.62%
C000162601 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I Shares at NAV
Average Annual Return, Percent		24.87%	9.07%		11.73%
C000162602 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I Shares at NAV
Average Annual Return, Percent		28.45%	10.58%		12.57%
C000145617 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Premier Class Shares at NAV
Average Annual Return, Percent		28.28%	10.50%		12.48%
C000145616 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R6 Shares at NAV
Average Annual Return, Percent		28.51%	10.66%		12.64%
C000145615 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Retirement Class Shares at NAV
Average Annual Return, Percent		28.18%	10.39%		12.36%
C000221705 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Retirement Class Shares at NAV
Average Annual Return, Percent		24.84%	9.07%	12.68%
C000221704 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R6 Shares at NAV
Average Annual Return, Percent		25.14%	9.26%	12.91%
C000221702 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Premier Class Shares at NAV
Average Annual Return, Percent		25.01%	9.07%	12.70%
C000221703 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I Shares at NAV
Average Annual Return, Percent		25.04%	9.14%	12.77%
C000221708 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I Shares at NAV
Average Annual Return, Percent		28.72%	10.77%	14.08%
C000221706 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Premier Class Shares at NAV
Average Annual Return, Percent		28.60%	10.66%	13.98%
C000221709 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R6 Shares at NAV
Average Annual Return, Percent		28.82%	10.84%	14.14%
C000221707 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Retirement Class Shares at NAV
Average Annual Return, Percent		28.46%	10.50%	13.81%
C000263980 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Retirement Class Shares at NAV
Average Annual Return, Percent	12.20%
C000263978 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R6 Shares at NAV
Average Annual Return, Percent	12.37%
C000263979 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Premier Class Shares at NAV
Average Annual Return, Percent	12.23%
C000263981 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I Shares at NAV
Average Annual Return, Percent	12.23%
C000263985 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I Shares at NAV
Average Annual Return, Percent	15.11%
C000263983 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Premier Class Shares at NAV
Average Annual Return, Percent	15.11%
C000263982 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R6 Shares at NAV
Average Annual Return, Percent	15.15%
C000263984 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Retirement Class Shares at NAV
Average Annual Return, Percent	14.98%
Without Sales Load [Member] | C000033271 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A Shares at NAV (excluding maximum sales charge)
Average Annual Return, Percent		17.77%	5.90%		8.25%
Without Sales Load [Member] | C000054995 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A Shares at NAV (excluding maximum sales charge)
Average Annual Return, Percent		12.84%	4.34%		6.10%
Without Sales Load [Member] | C000107519 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A Shares at NAV (excluding maximum sales charge)
Average Annual Return, Percent		26.07%	9.16%		11.93%
Without Sales Load [Member] | C000107523 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A Shares at NAV (excluding maximum sales charge)
Average Annual Return, Percent		13.19%	4.46%		6.19%
Without Sales Load [Member] | C000107526 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A Shares at NAV (excluding maximum sales charge)
Average Annual Return, Percent		21.85%	7.51%		10.05%
Without Sales Load [Member] | C000107531 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A Shares at NAV (excluding maximum sales charge)
Average Annual Return, Percent		8.81%	3.08%		4.20%
Without Sales Load [Member] | C000107535 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A Shares at NAV (excluding maximum sales charge)
Average Annual Return, Percent		17.62%	5.78%		8.14%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000® Index
Average Annual Return, Percent	13.88%	29.45%	12.92%	16.41%	15.12%
S And P Target Date 2010 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Target Date 2010 Index
Average Annual Return, Percent		12.87%	4.81%		6.04%
Lifecycle 2010 Fund Composite Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Lifecycle 2010 Fund Composite Index
Average Annual Return, Percent		13.34%	4.78%		6.57%
Bloomberg U S Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	1.48%	5.13%	0.17%	(0.14%)	1.70%
Lifecycle 2015 Fund Composite Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Lifecycle 2015 Fund Composite Index
Average Annual Return, Percent		14.66%	5.25%		7.13%
S and P Target Date 2015 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Target Date 2015 Index
Average Annual Return, Percent		13.81%	5.10%		6.55%
S And P Target Date 2020 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Target Date 2020 Index
Average Annual Return, Percent		14.70%	5.52%		7.05%
Lifecycle 2020 Fund Composite Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Lifecycle 2020 Fund Composite Index
Average Annual Return, Percent		15.96%	5.74%		7.73%
Lifecycle 2025 Fund Composite Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Lifecycle 2025 Fund Composite Index
Average Annual Return, Percent		17.26%	6.28%		8.49%
S And P Target Date 2025 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Target Date 2025 Index
Average Annual Return, Percent		16.73%	6.14%		7.91%
S And P Target Date 2030 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Target Date 2030 Index
Average Annual Return, Percent		19.00%	7.09%		8.88%
Lifecycle 2030 Fund Composite Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Lifecycle 2030 Fund Composite Index
Average Annual Return, Percent		19.27%	7.08%		9.38%
Lifecycle 2035 Fund Composite Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Lifecycle 2035 Fund Composite Index
Average Annual Return, Percent		21.38%	8.01%		10.32%
S And P Target Date 2035 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Target Date 2035 Index
Average Annual Return, Percent		21.69%	8.14%		9.92%
S And P Target Date 2040 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Target Date 2040 Index
Average Annual Return, Percent		24.41%	9.16%		10.78%
Lifecycle 2040 Fund Composite Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Lifecycle 2040 Fund Composite Index
Average Annual Return, Percent		24.47%	9.26%		11.42%
Managed Allocation Fund Composite Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Managed Allocation Fund Composite Index
Average Annual Return, Percent		20.02%	7.04%		8.88%
Morningstar Moderate Target Risk Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar Moderate Target Risk Index
Average Annual Return, Percent		18.36%	6.16%		8.23%
S And P Target Date 2045 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Target Date 2045 Index
Average Annual Return, Percent		26.31%	9.86%		11.35%
Lifecycle 2045 Fund Composite Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Lifecycle 2045 Fund Composite Index
Average Annual Return, Percent		26.69%	10.06%		12.17%
Lifecycle 2050 Fund Composite Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Lifecycle 2050 Fund Composite Index
Average Annual Return, Percent		27.86%	10.44%		12.46%
S And P Target Date 2050 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Target Date 2050 Index
Average Annual Return, Percent		27.16%	10.15%		11.64%
S And P Target Date Retirement Income Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Target Date Retirement Income Index
Average Annual Return, Percent		12.59%	4.59%		5.47%
Lifecycle Retirement Income Fund Composite Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Lifecycle Retirement Income Fund Composite Index
Average Annual Return, Percent		14.77%	5.22%		6.72%
Lifecycle Index 2010 Fund Composite Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Lifecycle Index 2010 Fund Composite Index
Average Annual Return, Percent		13.48%	4.80%		6.57%
Lifecycle Index Retirement Income Fund Composite Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Lifecycle Index Retirement Income Fund Composite Index
Average Annual Return, Percent		14.92%	5.24%		6.72%
Lifecycle Index 2015 Fund Composite Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Lifecycle Index 2015 Fund Composite Index
Average Annual Return, Percent		14.81%	5.28%		7.13%
Lifecycle Index 2020 Fund Composite Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Lifecycle Index 2020 Fund Composite Index
Average Annual Return, Percent		16.10%	5.76%		7.73%
Lifecycle Index 2025 Fund Composite Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Lifecycle Index 2025 Fund Composite Index
Average Annual Return, Percent		17.39%	6.30%		8.48%
Lifecycle Index 2030 Fund Composite Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Lifecycle Index 2030 Fund Composite Index
Average Annual Return, Percent		19.39%	7.10%		9.37%
Lifecycle Index 2035 Fund Composite Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Lifecycle Index 2035 Fund Composite Index
Average Annual Return, Percent		21.49%	8.03%		10.32%
Lifecycle Index 2040 Fund Composite Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Lifecycle Index 2040 Fund Composite Index
Average Annual Return, Percent		24.57%	9.28%		11.42%
Lifecycle Index 2045 Fund Composite Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Lifecycle Index 2045 Fund Composite Index
Average Annual Return, Percent		26.78%	10.08%		12.16%
Lifecycle Index 2050 Fund Composite Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Lifecycle Index 2050 Fund Composite Index
Average Annual Return, Percent		27.93%	10.45%		12.44%
Lifecycle Index 2055 Fund Composite Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Lifecycle Index 2055 Fund Composite Index
Average Annual Return, Percent		28.33%	10.61%		12.59%
S And P Target Date 2055 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Target Date 2055 Index
Average Annual Return, Percent		27.78%	10.31%		11.80%
Lifecycle 2055 Fund Composite Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Lifecycle 2055 Fund Composite Index
Average Annual Return, Percent		28.26%	10.59%		12.61%
Lifestyle Aggressive Growth Fund Composite Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Lifestyle Aggressive Growth Fund Composite Index
Average Annual Return, Percent		30.66%	11.55%		13.50%
Morningstar Aggressive Target Risk Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar Aggressive Target Risk Index
Average Annual Return, Percent		26.15%	9.59%		11.75%
Morningstar Moderately Conservative Target Risk Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar Moderately Conservative Target Risk Index
Average Annual Return, Percent		13.62%	4.35%		6.24%
Lifestyle Conservative Fund Composite Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Lifestyle Conservative Fund Composite Index
Average Annual Return, Percent		14.62%	5.19%		6.61%
Lifestyle Growth Fund Composite Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Lifestyle Growth Fund Composite Index
Average Annual Return, Percent		25.27%	9.30%		11.21%
Morningstar Moderately Aggressive Target Risk Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar Moderately Aggressive Target Risk Index
Average Annual Return, Percent		22.67%	8.02%		10.23%
Morningstar Conservative Target Risk Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar Conservative Target Risk Index
Average Annual Return, Percent		9.30%	2.20%		3.90%
Lifestyle Income Fund Composite Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Lifestyle Income Fund Composite Index
Average Annual Return, Percent		9.38%	3.29%		4.29%
Lifestyle Moderate Fund Composite Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Lifestyle Moderate Fund Composite Index
Average Annual Return, Percent		20.02%	7.04%		8.88%
S And P Target Date 2060 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Target Date 2060 Index
Average Annual Return, Percent		27.80%	10.31%		11.87%
Lifecycle 2060 Fund Composite Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Lifecycle 2060 Fund Composite Index
Average Annual Return, Percent		28.59%	10.73%		12.75%
Lifecycle Index 2060 Fund Composite Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Lifecycle Index 2060 Fund Composite Index
Average Annual Return, Percent		28.67%	10.75%		12.74%
S And P Target Date 2065 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Target Date 2065+ Index
Average Annual Return, Percent	15.02%	28.11%	10.50%	14.00%
Lifecycle 2065 Fund Composite Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Lifecycle 2065 Fund Composite Index
Average Annual Return, Percent		28.93%	10.87%	14.30%
Lifecycle Index 2065 Fund Composite Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Lifecycle Index 2065 Fund Composite Index
Average Annual Return, Percent		29.01%	10.89%	14.25%
Lifecycle 2070 Fund Composite Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Lifecycle 2070 Fund Composite Index
Average Annual Return, Percent	15.24%
Lifecycle Index 2070 Fund Composite Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Lifecycle Index 2070 Fund Composite Index
Average Annual Return, Percent	15.47%